Interest Expense (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 14, 2015	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest and Debt Expense [Abstract]
Interest incurred on debt		$ 7,694	$ 35,473	$ 12,086	$ 24,060	$ 20,408
Interest Expense, Related Party			5,090	0
Senior Note redemption premium			4,782	0
Accretion of fair value adjustment on Senior Notes			19,414	3,208
Accretion of original issue discount on 2018 Term Loans	$ 268	2,305	357	0	6,454	6,305
Amortization of debt issuance costs			1,416	154	309	201
Total interest expense		$ 9,999	$ 66,532	$ 15,448	$ 30,823	$ 26,914
Effective interest rate, revolving credit facility			5.59%		4.57%	5.52%
Stated interest rate					6.375%
Accelerated Accretion			$ 18,700